Schedule of Investments (unaudited)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Clear Channel International BV, 6.63%, 08/01/25
(Call 08/11/23)(a)(b)	$3,600	$3,585,263
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/31/23)(a)(b)	11,990	11,012,096
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	9,050	7,556,569
Lamar Media Corp., 3.75%, 02/15/28 (Call 08/16/23)(b)	5,555	5,068,937
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (Call 08/11/23)(a)(b)	6,126	5,646,794
6.25%, 06/15/25 (Call 08/31/23)(a)	3,394	3,383,333
Summer BC Bidco B LLC, 5.50%, 10/31/26
(Call 07/15/24)(a)	3,921	3,361,277
Terrier Media Buyer Inc., 8.88%, 12/15/27
(Call 08/11/23)(a)	9,325	7,266,040
		46,880,309
Aerospace & Defense — 3.5%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	6,925	6,525,947
7.13%, 06/15/26 (Call 06/15/24)(a)	11,220	11,114,813
7.50%, 03/15/25 (Call 08/31/23)(a)	3,520	3,531,880
7.88%, 04/15/27 (Call 08/31/23)(a)(b)	17,184	17,168,534
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%,
08/15/26 (Call 08/15/23)(a)(b)	4,585	4,215,816
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	8,359	8,283,845
6.88%, 05/01/25 (Call 04/01/25)	5,527	5,601,338
Moog Inc., 4.25%, 12/15/27 (Call 08/31/23)(a)(b)	4,615	4,265,460
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	9,361	8,892,482
5.75%, 10/15/27 (Call 07/15/27)(a)	9,405	9,275,356
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	6,500	5,484,375
7.50%, 04/15/25 (Call 08/31/23)(a)	10,865	10,863,232
TransDigm Inc.
5.50%, 11/15/27 (Call 08/31/23)	24,025	22,686,687
6.25%, 03/15/26 (Call 03/15/24)(a)	39,900	39,738,405
6.38%, 06/15/26 (Call 08/31/23)	8,677	8,564,199
7.50%, 03/15/27 (Call 08/31/23)	5,109	5,106,842
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 05/15/24)(b)	4,732	4,706,779
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/31/23)(b)	4,707	4,561,436
9.00%, 03/15/28 (Call 03/15/25)(a)	11,175	11,468,344
		192,055,770
Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27
(Call 08/11/23)(a)	5,090	4,949,207
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/23)(a)	5,221	5,231,917
		10,181,124
Airlines — 2.8%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	11,287	10,468,692
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	5,087	5,030,025
American Airlines Group Inc., 3.75%, 03/01/25(a)	4,738	4,525,937
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	6,965	6,909,141
11.75%, 07/15/25(a)	23,444	25,847,010
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/26(a)	29,697	29,329,747
Security	Par (000)	Value

Airlines (continued)
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	$8,564	$8,233,674
4.38%, 04/19/28 (Call 01/19/28)(b)	4,625	4,391,437
7.38%, 01/15/26 (Call 12/15/25)(b)	7,766	8,079,552
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26
(Call 01/20/24)(a)(b)	11,174	10,543,563
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (Call 09/20/23)(a)	4,736	4,780,780
8.00%, 09/20/25 (Call 09/20/23)(a)(b)	5,411	5,462,855
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	3,684	3,597,902
United Airlines Inc., 4.38%, 04/15/26
(Call 10/15/25)(a)(b)	18,288	17,315,501
VistaJet Malta Finance PLC/Vista Management Holding Inc.
7.88%, 05/01/27 (Call 05/01/24)(a)(b)	4,716	4,354,931
9.50%, 06/01/28(b)	4,625	4,431,521
		153,302,268
Apparel — 0.3%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)(b)	8,445	7,908,971
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	5,693	5,213,763
William Carter Co. (The), 5.63%, 03/15/27
(Call 08/31/23)(a)(b)	4,506	4,410,350
		17,533,084
Auto Manufacturers — 4.0%
Allison Transmission Inc., 4.75%, 10/01/27
(Call 08/11/23)(a)	3,745	3,547,953
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)	10,798	10,917,043
Benteler International, Series 144A, Class A, 10.50%,
05/15/28(b)	4,700	4,790,165
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	9,300	9,085,635
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	7,515	7,045,839
2.70%, 08/10/26 (Call 07/10/26)	9,241	8,284,187
2.90%, 02/16/28 (Call 12/16/27)	4,525	3,896,025
3.37%, 11/17/23(b)	6,060	6,005,179
3.38%, 11/13/25 (Call 10/13/25)	12,941	12,112,038
3.66%, 09/08/24	4,399	4,276,843
3.81%, 01/09/24 (Call 11/09/23)	4,103	4,056,291
3.82%, 11/02/27 (Call 08/02/27)	4,460	4,002,850
4.06%, 11/01/24 (Call 10/01/24)(b)	8,903	8,634,797
4.13%, 08/04/25	8,906	8,494,098
4.13%, 08/17/27 (Call 06/17/27)	7,430	6,803,317
4.27%, 01/09/27 (Call 11/09/26)	5,404	5,046,873
4.38%, 08/06/23	3,810	3,808,571
4.39%, 01/08/26(b)	7,658	7,290,971
4.54%, 08/01/26 (Call 06/01/26)	4,486	4,249,013
4.69%, 06/09/25 (Call 04/09/25)(b)	3,721	3,612,852
4.95%, 05/28/27 (Call 04/28/27)	8,942	8,500,140
5.13%, 06/16/25 (Call 05/16/25)(b)	10,055	9,791,056
5.58%, 03/18/24 (Call 02/18/24)	8,916	8,867,781
6.80%, 05/12/28 (Call 04/12/28)	8,950	9,033,235
6.95%, 03/06/26 (Call 02/06/26)	8,110	8,184,467
6.95%, 06/10/26 (Call 05/10/26)(b)	5,295	5,345,741
7.35%, 11/04/27 (Call 10/04/27)	8,811	9,049,426
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	4,590	4,130,100
5.88%, 01/15/28 (Call 01/15/24)(a)	5,880	5,493,449

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
7.75%, 10/15/25 (Call 08/31/23)(a)	$6,611	$6,693,638
JB Poindexter & Co. Inc., 7.13%, 04/15/26
(Call 04/15/24)(a)(b)	5,270	5,196,989
Mclaren Finance PLC, 7.50%, 08/01/26
(Call 08/01/23)(a)	5,871	5,267,549
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(a)	3,800	3,396,623
2.75%, 03/09/28 (Call 01/09/28)(a)	4,200	3,577,088
		218,487,822
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/23)(a)(b)	7,507	7,195,803
7.00%, 04/15/28 (Call 04/15/25)(a)	4,550	4,590,381
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (Call 08/31/23)(b)	4,574	4,448,215
6.88%, 07/01/28 (Call 08/11/23)	1,230	1,169,423
Clarios Global LP, 6.75%, 05/15/25 (Call 08/31/23)(a)	4,398	4,403,635
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/24)(a)(b)	8,226	8,217,383
6.75%, 05/15/28(b)	7,300	7,357,487
8.50%, 05/15/27 (Call 09/01/23)(a)(b)	17,659	17,874,219
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 08/31/23)(a)	1,559	1,547,113
Dana Inc.
5.38%, 11/15/27 (Call 08/11/23)(b)	3,679	3,537,096
5.63%, 06/15/28 (Call 08/11/23)(b)	3,975	3,788,672
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28
(Call 08/31/23)(a)(b)	4,700	4,344,647
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	6,468	6,205,324
5.00%, 05/31/26 (Call 05/31/24)(b)	8,495	8,255,016
9.50%, 05/31/25 (Call 08/16/23)	7,705	7,906,079
Titan International Inc., 7.00%, 04/30/28
(Call 04/30/24)(b)	3,775	3,629,672
ZF North America Capital Inc.
4.75%, 04/29/25(a)	10,006	9,693,012
6.88%, 04/14/28 (Call 03/14/28)(a)	5,805	5,892,104
		110,055,281
Banks — 1.2%
Commerzbank AG, 8.13%, 09/19/23(a)	9,354	9,352,595
Freedom Mortgage Corp.
6.63%, 01/15/27(a)(b)	5,930	5,217,420
7.63%, 05/01/26	5,501	5,032,402
8.13%, 11/15/24 (Call 08/31/23)(a)	3,932	3,910,903
8.25%, 04/15/25 (Call 08/31/23)(a)(b)	5,051	4,997,333
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	18,256	17,827,508
5.71%, 01/15/26(a)(b)	14,700	14,180,421
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28(b)	4,665	4,734,929
Popular Inc., 7.25%, 03/13/28 (Call 02/13/28)	3,525	3,560,250
		68,813,761
Building Materials — 0.8%
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(a)(b)	4,799	4,636,434
Griffon Corp., 5.75%, 03/01/28 (Call 08/31/23)	9,025	8,492,327
James Hardie International Finance DAC, 5.00%,
01/15/28 (Call 08/31/23)(a)	3,793	3,621,011
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/31/23)(a)(b)	3,593	3,527,374
Security	Par (000)	Value

Building Materials (continued)
4.88%, 12/15/27 (Call 08/31/23)(a)(b)	$3,765	$3,373,402
Masonite International Corp., 5.38%, 02/01/28
(Call 08/31/23)(a)(b)	4,550	4,346,009
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 08/31/23)(a)(b)	9,440	8,787,006
5.00%, 02/15/27 (Call 08/31/23)(a)	7,987	7,649,230
		44,432,793
Chemicals — 2.1%
Cerdia Finanz GmbH, 10.50%, 02/15/27
(Call 02/15/24)(a)	5,882	5,819,994
Avient Corp., 5.75%, 05/15/25 (Call 08/31/23)(a)	6,208	6,146,696
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27
(Call 09/01/23)(a)(b)	4,666	4,431,300
Chemours Co. (The), 5.38%, 05/15/27
(Call 02/15/27)(b)	4,457	4,240,836
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%,
06/15/28 (Call 06/15/24)(a)	2,606	2,367,768
GPD Companies Inc., 10.13%, 04/01/26
(Call 04/01/24)(a)(b)	4,592	4,285,025
Herens Holdco Sarl, 4.75%, 05/15/28
(Call 05/15/24)(a)(b)	3,175	2,453,472
INEOS Finance PLC, 6.75%, 05/15/28
(Call 02/15/25)(a)(b)	3,850	3,674,825
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26
(Call 01/15/24)(a)	4,688	4,286,871
Mativ Holdings Inc., 6.88%, 10/01/26
(Call 10/01/23)(a)(b)	3,235	2,827,562
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	6,356	5,990,530
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 08/11/23)(a)	3,500	3,233,125
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	9,820	9,596,902
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	4,802	4,612,271
5.25%, 06/01/27 (Call 03/03/27)(a)	9,620	8,665,617
Olin Corp., 5.13%, 09/15/27 (Call 08/31/23)	4,985	4,774,592
Rain CII Carbon LLC/CII Carbon Corp., 7.25%,
04/01/25 (Call 08/31/23)(a)(b)	5,115	5,089,425
Rayonier AM Products Inc., 7.63%, 01/15/26
(Call 01/15/24)(a)(b)	4,371	3,900,243
SCIH Salt Holdings Inc., 4.88%, 05/01/28
(Call 05/01/24)(a)	10,325	9,273,256
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26
(Call 11/01/23)(a)	7,240	6,649,940
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	3,125	2,808,036
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 08/31/23)(a)(b)	4,567	4,169,214
WR Grace Holdings LLC, 4.88%, 06/15/27
(Call 08/31/23)(a)(b)	6,839	6,445,758
		115,743,258
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25
(Call 08/31/23)(a)(b)	3,217	3,209,637

Commercial Services — 5.0%
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 03/01/24)(a)(b)	3,650	3,403,625
Albion Financing 1 SARL/Aggreko Holdings Inc.,
6.13%, 10/15/26 (Call 10/15/23)(a)	5,261	4,932,582

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Albion Financing 2Sarl, 8.75%, 04/15/27
(Call 10/15/23)(a)	$4,242	$3,947,711
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.63%, 07/15/26 (Call 07/15/24)(a)(b)	18,259	17,472,205
9.75%, 07/15/27 (Call 08/31/23)(a)(b)	9,860	9,030,306
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28
(Call 06/01/24)(a)	18,125	15,398,268
AMN Healthcare Inc., 4.63%, 10/01/27
(Call 08/31/23)(a)	4,610	4,333,400
Aptim Corp., 7.75%, 06/15/25 (Call 08/16/23)(a)(b)	4,680	3,794,310
APX Group Inc., 6.75%, 02/15/27 (Call 08/31/23)(a)	5,699	5,579,989
ASGN Inc., 4.63%, 05/15/28 (Call 08/31/23)(a)(b)	5,152	4,744,831
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	4,622	4,199,706
5.75%, 07/15/27 (Call 08/31/23)(a)(b)	7,157	6,856,723
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	9,335	8,527,830
Brink’s Co. (The)
4.63%, 10/15/27 (Call 08/31/23)(a)(b)	5,640	5,301,600
5.50%, 07/15/25 (Call 08/31/23)(a)	3,470	3,435,702
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/24)	5,575	5,265,588
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)(b)	6,135	6,181,258
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)(b)	6,875	5,647,812
Garda World Security Corp.
4.63%, 02/15/27 (Call 08/31/23)(a)	5,283	4,898,001
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	3,660	3,640,748
9.50%, 11/01/27 (Call 08/31/23)(a)	5,509	5,391,934
Graham Holdings Co., 5.75%, 06/01/26
(Call 06/01/24)(a)(b)	3,665	3,602,145
Grand Canyon University, 4.13%, 10/01/24(b)	4,591	4,349,973
Herc Holdings Inc., 5.50%, 07/15/27
(Call 08/31/23)(a)(b)	10,880	10,455,245
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)(b)	4,676	4,222,147
Korn Ferry, 4.63%, 12/15/27 (Call 08/31/23)(a)(b)	3,625	3,424,568
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26
(Call 02/01/24)(a)	3,977	3,723,466
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 08/16/23)(a)	4,832	4,815,418
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	9,186	8,106,645
5.25%, 04/15/24(a)	5,783	5,734,567
5.75%, 04/15/26(a)(b)	12,655	12,386,587
6.25%, 01/15/28 (Call 08/31/23)(a)(b)	12,419	11,697,332
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 08/31/23)(a)(b)	7,843	7,078,307
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	5,095	4,507,547
Service Corp. International/U.S., 4.63%, 12/15/27
(Call 08/31/23)(b)	5,035	4,782,970
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26 (Call 11/01/23)(a)(b)	4,306	4,064,433
Sotheby’s, 7.38%, 10/15/27 (Call 08/11/23)(a)(b)	7,145	6,320,646
United Rentals North America Inc.
3.88%, 11/15/27 (Call 08/11/23)	6,875	6,375,875
4.88%, 01/15/28 (Call 08/11/23)	14,925	14,261,211
5.50%, 05/15/27 (Call 08/31/23)(b)	4,500	4,427,438
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 08/15/23)(a)	10,400	10,435,620
Security	Par (000)	Value

Commercial Services (continued)
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26
(Call 04/15/24)(a)	$7,845	$7,357,719
		274,113,988
Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(Call 05/01/24)(a)(b)	3,725	3,212,812
NCR Corp., 5.75%, 09/01/27 (Call 08/11/23)(a)(b)	4,420	4,443,837
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 08/31/23)(a)(b)	5,274	4,970,745
8.25%, 02/01/28 (Call 08/31/23)(a)	4,900	4,751,530
Science Applications International Corp., 4.88%,
04/01/28 (Call 08/31/23)(a)(b)	3,925	3,704,219
Seagate HDD Cayman
4.75%, 01/01/25	4,430	4,341,400
4.88%, 06/01/27 (Call 03/01/27)(b)	4,886	4,695,446
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)(b)	4,422	3,598,358
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	11,852	12,423,536
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	21,429	20,453,839
		66,595,722
Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)	8,360	8,081,612
6.50%, 04/15/26 (Call 04/15/24)(a)(b)	4,491	4,468,545
Edgewell Personal Care Co., 5.50%, 06/01/28
(Call 08/31/23)(a)(b)	6,900	6,557,734
		19,107,891
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.,
4.00%, 01/15/28 (Call 08/31/23)(a)(b)	6,455	5,914,394
BCPE Empire Holdings Inc., 7.63%, 05/01/27
(Call 08/31/23)(a)	6,219	5,938,627
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/31/23)(a)(b)	3,818	3,760,730
OPENLANE Inc., 5.13%, 06/01/25 (Call 08/31/23)(a)(b)	1,862	1,814,891
Ritchie Bros Holdings Inc., 6.75%, 03/15/28
(Call 03/15/25)(a)	4,748	4,813,137
Univar Solutions USA Inc., 5.13%, 12/01/27
(Call 08/01/23)(a)(b)	4,530	4,637,587
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 08/31/23)(a)(c)	5,855	275,185
9.00%, 11/15/26 (Call 11/15/23)(a)(b)(c)	9,112	801,856
		27,956,407
Diversified Financial Services — 3.7%
Advisor Group Holdings Inc., 10.75%, 08/01/27
(Call 08/31/23)(a)(b)	3,308	3,382,812
AG Issuer LLC, 6.25%, 03/01/28 (Call 08/31/23)(a)	4,550	4,379,431
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(a)	4,811	4,966,815
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	9,873	9,574,292
Burford Capital Global Finance LLC, 6.25%, 04/15/28
(Call 04/15/24)(a)	4,025	3,728,156
Castlelake Aviation Finance DAC, 5.00%, 04/15/27
(Call 04/15/24)(a)(b)	3,840	3,542,400
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(a)	3,945	3,865,266
6.63%, 03/15/26 (Call 03/15/24)(b)	3,736	3,661,168
Enova International Inc., 8.50%, 09/15/25
(Call 08/31/23)(a)(b)	3,586	3,544,089

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Finance of America Funding LLC, 7.88%, 11/15/25
(Call 08/31/23)(a)(b)	$3,075	$2,605,294
GGAM Finance Ltd.
8.00%, 06/15/28 (Call 12/15/27)(a)(b)	4,400	4,485,873
7.75%, 05/15/26 (Call 11/15/25)(a)	3,765	3,791,732
goeasy Ltd., 5.38%, 12/01/24 (Call 08/31/23)(a)(b)	5,290	5,141,192
Home Point Capital Inc., 5.00%, 02/01/26
(Call 02/01/24)(a)(b)	4,677	4,365,979
LD Holdings Group LLC, 6.50%, 11/01/25
(Call 08/31/23)(a)	4,645	3,877,646
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(Call 05/01/24)(a)(b)	9,225	8,168,219
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27
(Call 08/31/23)(a)(b)	5,567	5,328,663
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)(b)	4,700	4,099,877
5.00%, 03/15/27 (Call 09/15/26)(b)	6,579	5,953,173
5.88%, 10/25/24	4,910	4,867,037
6.13%, 03/25/24(b)	8,112	8,066,367
6.75%, 06/25/25(b)	4,647	4,599,496
6.75%, 06/15/26(b)	4,737	4,625,286
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	6,815	5,911,253
6.13%, 03/15/24 (Call 09/15/23)(b)	11,871	11,841,322
6.63%, 01/15/28 (Call 07/15/27)(b)	7,325	6,952,035
6.88%, 03/15/25(b)	11,764	11,714,003
7.13%, 03/15/26	14,511	14,361,355
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 02/01/27 (Call 02/01/24)(a)(b)	3,676	3,454,615
PennyMac Financial Services Inc., 5.38%, 10/15/25
(Call 08/31/23)(a)	6,089	5,829,456
PHH Mortgage Corp., 7.88%, 03/15/26
(Call 03/15/24)(a)	3,531	3,194,420
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	3,655	3,336,406
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.,
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	10,769	9,581,610
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	4,644	4,068,005
4.20%, 10/29/25 (Call 09/29/25)(b)	4,614	4,365,997
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 08/31/23)(a)	7,451	7,152,215
5.75%, 06/15/27 (Call 06/15/24)(a)	4,681	4,379,684
		206,762,639
Electric — 2.2%
Atlantica Sustainable Infrastructure PLC, 4.13%,
06/15/28 (Call 06/15/25)(a)	1,380	1,248,900
Calpine Corp.
4.50%, 02/15/28 (Call 08/31/23)(a)(b)	11,505	10,566,106
5.13%, 03/15/28 (Call 08/31/23)(a)(b)	12,650	11,486,200
5.25%, 06/01/26 (Call 06/01/24)(a)	4,090	3,981,410
Clearway Energy Operating LLC, 4.75%, 03/15/28
(Call 08/11/23)(a)(b)	7,875	7,299,141
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(b)	3,910	3,748,712
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/11/23)(a)	4,675	4,607,732
FirstEnergy Corp., Series B, 4.15%, 07/15/27
(Call 04/15/27)	13,662	12,929,512
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	4,625	4,320,381
4.25%, 07/15/24 (Call 04/15/24)(a)	6,743	6,616,569
4.25%, 09/15/24 (Call 07/15/24)(a)	5	4,855
Security	Par (000)	Value

Electric (continued)
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	$5,060	$4,735,907
NRG Energy Inc.
5.75%, 01/15/28 (Call 08/16/23)(b)	7,525	7,152,442
6.63%, 01/15/27 (Call 08/16/23)(b)	3,554	3,534,231
PG&E Corp., 5.00%, 07/01/28 (Call 08/11/23)(b)	3,000	2,775,750
Terraform Global Operating LP, 6.13%, 03/01/26
(Call 08/31/23)(a)	3,355	3,287,690
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 08/11/23)(a)(b)	12,248	11,534,431
5.50%, 09/01/26 (Call 09/01/23)(a)	9,340	9,043,175
5.63%, 02/15/27 (Call 08/11/23)(a)	11,776	11,387,392
		120,260,536
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc., 4.75%, 06/15/28
(Call 08/31/23)(a)(b)	5,650	5,082,175
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 08/31/23)(a)	13,831	13,997,663
7.25%, 06/15/28 (Call 08/31/23)(a)(b)	3,025	3,083,721
		22,163,559
Electronics — 0.2%
Likewize Corp., 9.75%, 10/15/25 (Call 08/11/23)(a)(b)	3,790	3,719,885
Sensata Technologies BV
5.00%, 10/01/25(a)	6,536	6,379,953
5.63%, 11/01/24(a)	3,507	3,480,522
		13,580,360
Energy - Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp.,
6.50%, 01/15/26 (Call 11/15/23)(a)(b)	6,957	5,856,924
Sunnova Energy Corp., 5.88%, 09/01/26
(Call 09/01/23)(a)(b)	4,136	3,740,598
TerraForm Power Operating LLC, 5.00%, 01/31/28
(Call 07/31/27)(a)	6,506	6,068,472
		15,665,994
Engineering & Construction — 0.5%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	9,053	8,748,431
Artera Services LLC, 9.03%, 12/04/25
(Call 08/31/23)(a)(b)	8,902	8,436,314
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 02/01/24)(a)	3,578	3,436,705
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	3,448	3,357,341
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/16/23)(a)(b)	4,660	4,009,784
		27,988,575
Entertainment — 3.7%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	5,015	4,452,902
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 08/11/23)(a)	30,851	30,662,038
8.13%, 07/01/27 (Call 08/31/23)(a)(b)	17,022	17,445,659
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%,
07/01/25 (Call 08/11/23)(a)(b)	9,017	9,107,170
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 08/31/23)(b)	4,595	4,342,858
5.50%, 05/01/25 (Call 08/31/23)(a)	8,597	8,508,835
Churchill Downs Inc.
4.75%, 01/15/28 (Call 08/31/23)(a)	6,390	5,911,856
5.50%, 04/01/27 (Call 08/31/23)(a)(b)	5,470	5,293,483
Cinemark USA Inc., 5.88%, 03/15/26
(Call 03/15/24)(a)(b)	3,696	3,497,186

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(a)	$7,150	$6,793,962
6.25%, 01/15/27 (Call 07/15/26)(a)	6,920	6,921,730
6.50%, 02/15/25 (Call 08/15/24)(a)	4,479	4,471,386
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	4,610	4,129,419
4.75%, 10/15/27 (Call 08/31/23)(a)(b)	8,600	8,019,500
4.88%, 11/01/24 (Call 08/31/23)(a)(b)	5,066	4,977,345
6.50%, 05/15/27 (Call 08/31/23)(a)	11,260	11,295,187
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(a)	3,756	3,660,992
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 08/16/23)(a)(b)	5,774	5,729,732
8.00%, 02/01/26 (Call 02/01/24)(a)(b)	10,546	9,752,413
Motion Bondco DAC, 6.63%, 11/15/27
(Call 08/31/23)(a)(b)	3,875	3,574,316
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	3,724	3,724,857
Penn Entertainment Inc., 5.63%, 01/15/27
(Call 08/31/23)(a)(b)	3,796	3,586,809
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%,
11/01/26 (Call 11/01/23)(a)(b)	2,996	2,804,069
Scientific Games International Inc.
7.00%, 05/15/28 (Call 08/31/23)(a)(b)	6,900	6,893,100
8.63%, 07/01/25 (Call 08/16/23)(a)	5,072	5,182,840
Six Flags Entertainment Corp., 5.50%, 04/15/27
(Call 08/31/23)(a)(b)	4,751	4,496,349
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 08/31/23)(a)	3,348	3,349,841
Speedway Motorsports LLC/Speedway Funding II Inc.,
4.88%, 11/01/27 (Call 08/31/23)(a)(b)	3,175	2,968,096
Universal Entertainment Corp., 8.75%, 12/11/24
(Call 12/11/23)(a)(b)(d)	7,365	7,423,920
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/31/23)(a)(b)	5,535	5,542,265
		204,520,115
Environmental Control — 0.7%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 08/31/23)(a)	5,390	5,153,163
Enviri Corp., 5.75%, 07/31/27 (Call 08/31/23)(a)(b)	4,471	3,861,826
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/31/23)(a)	6,807	6,506,471
4.25%, 06/01/25 (Call 08/31/23)(a)	4,625	4,483,984
5.13%, 12/15/26 (Call 12/15/23)(a)	4,768	4,636,978
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(a)(b)	6,325	5,638,927
Stericycle Inc., 5.38%, 07/15/24 (Call 08/16/23)(a)	5,741	5,676,414
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/24)(a)	4,645	4,398,234
		40,355,997
Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)	7,101	6,606,704
4.63%, 01/15/27 (Call 08/31/23)(a)	12,417	11,786,216
5.88%, 02/15/28 (Call 08/31/23)(a)	6,605	6,453,526
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	6,905	6,877,863
7.50%, 03/15/26 (Call 03/15/24)(a)	5,534	5,648,831
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/31/23)	8,400	7,998,480
5.25%, 09/15/27 (Call 08/31/23)(b)	5,082	4,382,158
Chobani LLC/Chobani Finance Corp. Inc., 7.50%,
04/15/25 (Call 08/31/23)(a)(b)	4,996	4,991,117
Security	Par (000)	Value

Food (continued)
Lamb Weston Holdings Inc., 4.88%, 05/15/28
(Call 11/15/27)(a)(b)	$4,900	$4,648,875
Performance Food Group Inc., 5.50%, 10/15/27
(Call 08/31/23)(a)	9,900	9,594,268
Pilgrim’s Pride Corp., 5.88%, 09/30/27
(Call 09/30/23)(a)(b)	7,841	7,747,795
Post Holdings Inc.
5.63%, 01/15/28 (Call 08/16/23)(a)(b)	8,660	8,364,871
5.75%, 03/01/27 (Call 08/16/23)(a)(b)	4,148	4,066,871
Sigma Holdco BV, 7.88%, 05/15/26 (Call 08/11/23)(a)	4,444	3,877,231
U.S. Foods Inc., 6.25%, 04/15/25 (Call 08/11/23)(a)	8,774	8,787,746
		101,832,552
Food Service — 0.6%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/31/23)(a)(b)	5,393	5,338,171
5.00%, 02/01/28 (Call 08/31/23)(a)(b)	10,920	10,318,745
6.38%, 05/01/25 (Call 08/31/23)(a)(b)	13,696	13,749,072
TKC Holdings Inc., 6.88%, 05/15/28
(Call 05/15/24)(a)(b)	3,900	3,450,092
		32,856,080
Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.,
9.38%, 06/01/28 (Call 06/01/25)(a)(b)	4,715	4,791,630
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	6,545	6,340,469
5.75%, 05/20/27 (Call 02/20/27)	4,817	4,417,189
5.88%, 08/20/26 (Call 05/20/26)(b)	6,485	6,113,989
		21,663,277
Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 11.50%,
06/15/28(b)	2,925	2,945,475

Health Care - Products — 0.3%
Avantor Funding Inc., 4.63%, 07/15/28
(Call 08/31/23)(a)	7,525	6,979,438
Hologic Inc., 4.63%, 02/01/28 (Call 08/31/23)(a)(b)	3,725	3,534,761
Teleflex Inc.
4.25%, 06/01/28 (Call 08/31/23)(a)(b)	1,575	1,461,206
4.63%, 11/15/27 (Call 08/16/23)(b)	4,589	4,343,233
		16,318,638
Health Care - Services — 3.7%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28
(Call 08/31/23)(a)	3,350	3,207,625
Akumin Inc., 7.00%, 11/01/25 (Call 08/31/23)(a)	4,286	3,676,852
Catalent Pharma Solutions Inc., 5.00%, 07/15/27
(Call 08/31/23)(a)(b)	4,681	4,398,824
Charles River Laboratories International Inc., 4.25%,
05/01/28 (Call 08/16/23)(a)	4,725	4,346,289
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	17,234	15,308,273
6.88%, 04/01/28 (Call 08/16/23)(a)	1,810	1,121,934
8.00%, 03/15/26 (Call 03/15/24)(a)(b)	19,294	18,928,186
8.00%, 12/15/27 (Call 08/16/23)(a)(b)	6,425	6,288,469
Encompass Health Corp.
4.50%, 02/01/28 (Call 08/31/23)	7,425	6,904,631
5.75%, 09/15/25 (Call 08/31/23)	2,905	2,890,475
Heartland Dental LLC/Heartland Dental Finance Corp.,
10.50%, 04/30/28(b)	5,190	5,212,317

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)(b)	$9,861	$9,581,934
5.00%, 05/15/27 (Call 08/31/23)(a)	10,435	10,074,466
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 08/31/23)(a)	5,446	4,697,175
6.75%, 04/15/25 (Call 08/31/23)(a)(b)	5,660	5,751,975
ModivCare Inc., 5.88%, 11/15/25 (Call 08/31/23)(a)(b)	4,639	4,304,064
Molina Healthcare Inc., 4.38%, 06/15/28
(Call 08/31/23)(a)(b)	7,494	6,875,445
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 08/31/23)(a)(b)	7,985	7,590,461
Quorum Health Corp.,0.00% 04/15/23(e)	2,653	—
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(b)	12,916	12,108,750
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 08/31/23)(a)(b)	7,257	4,990,820
Select Medical Corp., 6.25%, 08/15/26
(Call 08/15/23)(a)(b)	11,471	11,370,055
Surgery Center Holdings Inc., 6.75%, 07/01/25
(Call 08/31/23)(a)	55	54,828
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 08/16/23)	5,100	4,723,875
4.88%, 01/01/26 (Call 03/01/24)	19,069	18,466,706
5.13%, 11/01/27 (Call 08/16/23)	14,020	13,319,000
6.25%, 02/01/27 (Call 08/16/23)(b)	13,714	13,465,434
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 03/01/24)(a)	6,789	5,942,072
		205,600,935
Holding Companies - Diversified — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	10,131	9,791,105
5.25%, 05/15/27 (Call 11/15/26)	13,232	11,643,044
6.25%, 05/15/26 (Call 05/15/24)(b)	11,618	10,891,088
6.38%, 12/15/25 (Call 08/31/23)(b)	6,913	6,617,815
Stena AB, 7.00%, 02/01/24(a)(b)	3,702	3,696,324
Stena International SA, 6.13%, 02/01/25
(Call 08/11/23)(a)(b)	3,326	3,275,861
		45,915,237
Home Builders — 1.0%
Beazer Homes USA Inc., 5.88%, 10/15/27
(Call 08/16/23)(b)	3,376	3,243,391
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC, 6.25%, 09/15/27
(Call 08/31/23)(a)(b)	5,483	5,066,799
Century Communities Inc., 6.75%, 06/01/27
(Call 08/31/23)(b)	5,085	5,104,069
Empire Communities Corp., 7.00%, 12/15/25
(Call 08/31/23)(a)(b)	4,391	4,246,829
Forestar Group Inc., 3.85%, 05/15/26
(Call 05/15/24)(a)(b)	3,736	3,476,971
M/I Homes Inc., 4.95%, 02/01/28 (Call 08/16/23)	3,725	3,521,429
Mattamy Group Corp., 5.25%, 12/15/27
(Call 08/31/23)(a)(b)	4,610	4,358,294
Meritage Homes Corp., 6.00%, 06/01/25
(Call 03/01/25)(b)	3,656	3,667,425
Shea Homes LP/Shea Homes Funding Corp., 4.75%,
02/15/28 (Call 08/31/23)	4,175	3,806,556
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	4,155	4,049,047
Security	Par (000)	Value

Home Builders (continued)
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	$4,595	$4,531,819
Taylor Morrison Communities Inc./Taylor Morrison
Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)(b)	3,336	3,319,320
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%,
06/15/24(b)	4,391	4,380,242
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	3,275	3,145,637
		55,917,828
Household Products & Wares — 0.2%
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc.
5.00%, 12/31/26 (Call 12/31/23)(a)(b)	4,557	4,225,752
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	4,934	4,347,933
		8,573,685
Housewares — 0.6%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25
(Call 08/31/23)(a)(b)	6,557	6,229,150
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	18,494	17,616,090
4.88%, 06/01/25 (Call 05/01/25)	4,646	4,497,212
6.38%, 09/15/27 (Call 06/15/27)(b)	4,636	4,577,470
		32,919,922
Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 08/31/23)(a)(b)	8,491	8,224,241
10.13%, 08/01/26 (Call 08/01/23)(a)(b)	3,599	3,702,696
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	6,860	6,271,184
6.75%, 10/15/27 (Call 08/31/23)(a)(b)	12,553	11,923,582
6.75%, 04/15/28 (Call 04/15/25)(a)	11,550	11,471,575
AssuredPartners Inc., 7.00%, 08/15/25
(Call 08/31/23)(a)	4,715	4,657,733
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 08/31/23)(a)(b)	4,613	4,574,078
Hub International Ltd., 7.00%, 05/01/26
(Call 08/11/23)(a)(b)	15,137	15,106,726
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	3,596	3,650,727
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(Call 05/13/24)(a)(b)	2,490	2,366,546
USI Inc./NY, 6.88%, 05/01/25 (Call 08/31/23)(a)(b)	5,665	5,654,614
		77,603,702
Internet — 2.2%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%,
05/01/28 (Call 05/01/24)(a)	3,300	2,639,175
Arches Buyer Inc., 4.25%, 06/01/28 (Call 12/01/23)(a)(b)	9,225	8,025,750
Cablevision Lightpath LLC, 3.88%, 09/15/27
(Call 09/15/23)(a)	4,191	3,491,522
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	4,661	4,332,870
7.00%, 06/15/27 (Call 06/15/24)(a)	4,311	4,174,246
EquipmentShare.com Inc., 9.00%, 05/15/28(b)	7,065	6,994,138
Gen Digital Inc., 5.00%, 04/15/25 (Call 08/11/23)(a)	9,989	9,850,053
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
5.25%, 12/01/27 (Call 08/31/23)(a)(b)	5,605	5,369,626
ION Trading Technologies Sarl, 5.75%, 05/15/28
(Call 05/15/24)(a)	2,000	1,740,000
Match Group Holdings II LLC
4.63%, 06/01/28 (Call 08/31/23)(a)(b)	2,224	2,065,651
5.00%, 12/15/27 (Call 08/31/23)(a)(b)	4,225	4,003,187

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/01/23)(a)	$7,245	$5,402,053
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.,
4.75%, 04/30/27 (Call 10/15/23)(a)	3,361	2,935,215
NortonLifeLock Inc., 6.75%, 09/30/27
(Call 09/30/24)(a)(b)	8,258	8,276,250
Rakuten Group Inc., 10.25%, 11/30/24(a)(b)	8,800	8,797,419
TripAdvisor Inc., 7.00%, 07/15/25 (Call 08/11/23)(a)(b)	4,555	4,563,245
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	4,680	4,668,429
7.50%, 05/15/25 (Call 08/31/23)(a)	9,104	9,230,546
7.50%, 09/15/27 (Call 08/31/23)(a)	10,881	11,107,651
8.00%, 11/01/26 (Call 11/01/23)(a)	13,774	14,050,857
		121,717,883
Iron & Steel — 0.6%
Allegheny Technologies Inc., 5.88%, 12/01/27
(Call 08/31/23)(b)	3,220	3,139,366
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 07/15/26 (Call 07/15/24)(a)	5,491	5,352,466
Carpenter Technology Corp., 6.38%, 07/15/28
(Call 08/31/23)	1,563	1,551,278
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 08/31/23)(b)	5,399	5,307,094
6.75%, 03/15/26 (Call 03/15/24)(a)	7,900	7,957,359
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	5,880	5,910,282
8.13%, 05/01/27 (Call 09/01/23)(a)	6,745	6,770,706
		35,988,551
Leisure Time — 1.6%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28
(Call 05/01/25)(a)	17,800	19,428,461
Constellation Merger Sub Inc., 8.50%, 09/15/25
(Call 08/31/23)(a)(b)	3,848	3,219,677
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	8,760	8,595,087
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	4,686	4,689,026
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(a)(b)	3,432	3,305,531
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 08/11/23)(a)(b)	5,394	5,178,240
5.88%, 03/15/26 (Call 12/15/25)(a)	13,577	12,864,207
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	9,072	8,818,392
8.38%, 02/01/28 (Call 02/01/25)(a)	5,935	6,182,552
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	4,950	4,504,500
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 08/31/23)(a)	7,621	7,114,127
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 08/31/23)(a)	6,550	6,091,877
		89,991,677
Lodging — 3.7%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 08/11/23)(b)	9,395	8,856,573
Full House Resorts Inc., 8.25%, 02/15/28
(Call 02/15/24)(a)(b)	3,875	3,574,688
Genting New York LLC, 3.30%, 02/15/26
(Call 01/15/26)(a)	4,801	4,300,543
Hilton Domestic Operating Co. Inc.
5.38%, 05/01/25 (Call 08/11/23)(a)(b)	4,590	4,559,878
5.75%, 05/01/28 (Call 08/31/23)(a)	2,175	2,141,633
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27 (Call 08/16/23)(b)	5,390	5,208,087
Security	Par (000)	Value

Lodging (continued)
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	$4,690	$4,413,524
3.20%, 08/08/24 (Call 07/08/24)	15,594	15,153,469
3.50%, 08/18/26 (Call 06/18/26)	9,490	8,848,950
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/31/23)(a)(b)	9,455	9,055,749
5.25%, 04/26/26 (Call 04/26/24)(a)(b)	4,712	4,441,827
5.63%, 07/17/27 (Call 07/17/24)(a)(b)	5,466	4,998,657
5.75%, 07/21/28 (Call 07/21/24)(a)	7,500	6,717,381
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	7,081	6,496,817
5.25%, 06/18/25 (Call 08/11/23)(a)	5,046	4,880,840
5.38%, 05/15/24 (Call 08/11/23)(a)	6,859	6,780,236
5.88%, 05/15/26 (Call 05/15/24)(a)(b)	7,060	6,851,730
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	3,810	3,608,384
5.50%, 04/15/27 (Call 01/15/27)	6,262	6,047,954
5.75%, 06/15/25 (Call 03/15/25)(b)	6,459	6,390,320
6.75%, 05/01/25 (Call 08/31/23)	7,188	7,223,940
Station Casinos LLC, 4.50%, 02/15/28
(Call 08/31/23)(a)	6,349	5,736,893
Studio City Co. Ltd., 7.00%, 02/15/27
(Call 02/15/24)(a)(b)	3,069	2,921,575
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 08/31/23)(a)(b)	4,645	4,398,684
6.50%, 01/15/28 (Call 08/31/23)(a)(b)	4,690	4,045,125
Travel + Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)	3,779	3,693,028
6.60%, 10/01/25 (Call 07/01/25)(b)	3,696	3,703,946
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	6,181	6,131,305
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	8,300	7,891,225
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	16,765	16,460,253
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/11/23)(a)(b)	5,509	5,370,357
5.50%, 01/15/26 (Call 08/31/23)(a)	9,430	8,907,043
5.50%, 10/01/27 (Call 08/31/23)(a)(b)	6,961	6,291,004
		206,101,618
Machinery — 0.5%
BWX Technologies Inc., 4.13%, 06/30/28
(Call 08/31/23)(a)	3,675	3,366,300
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%,
04/15/26 (Call 09/01/23)(a)	6,001	5,612,221
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 08/31/23)(a)	2,800	2,611,000
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 08/31/23)(a)	14,614	13,686,103
		25,275,624
Manufacturing — 0.8%
Amsted Industries Inc., 5.63%, 07/01/27
(Call 08/31/23)(a)	3,691	3,597,289
Calderys Financing LLC, 11.25%, 06/01/28
(Call 06/01/25)(a)	5,075	5,215,679
EnPro Industries Inc., 5.75%, 10/15/26
(Call 10/15/23)(b)	3,255	3,184,448
FXI Holdings Inc.
12.25%, 11/15/26(b)	4,781	4,420,034
12.25%, 11/15/26 (Call 11/15/23)(a)(b)	7,011	6,521,340

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 01/15/24)(a)(b)	$5,374	$5,327,515
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)(b)	3,530	3,471,181
5.75%, 06/15/25 (Call 08/11/23)(b)	3,675	3,648,435
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	3,513	3,444,282
7.75%, 07/15/28 (Call 07/15/25)(a)	3,635	3,704,190
		42,534,393
Media — 7.0%
Altice Financing SA, 5.00%, 01/15/28
(Call 08/31/23)(a)(b)	10,975	8,518,795
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/31/23)(b)	7,338	6,538,158
5.00%, 04/01/24 (Call 08/31/23)(b)	3,981	3,917,105
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/16/23)(a)	22,670	20,969,750
5.13%, 05/01/27 (Call 08/31/23)(a)	29,426	27,607,473
5.50%, 05/01/26 (Call 05/01/24)(a)	6,940	6,776,910
CSC Holdings LLC
5.25%, 06/01/24(b)	7,012	6,550,640
5.38%, 02/01/28 (Call 08/31/23)(a)	9,425	7,869,875
5.50%, 04/15/27 (Call 08/31/23)(a)	12,230	10,487,225
11.25%, 05/15/28 (Call 05/15/25)(a)(b)	9,265	9,160,769
Cumulus Media New Holdings Inc., 6.75%, 07/01/26
(Call 07/01/24)(a)(b)	3,571	2,678,250
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/31/23)(a)	33,696	30,417,379
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	25,603	20,994,460
5.88%, 11/15/24	18,164	16,574,650
7.75%, 07/01/26	2,362	1,527,033
DISH Network Corp., 11.75%, 11/15/27
(Call 05/15/25)(a)	31,695	31,900,384
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/24)(a)(b)	6,421	5,778,900
7.00%, 05/15/27 (Call 08/11/23)(a)(b)	6,931	5,995,315
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 08/31/23)(a)(b)	4,725	3,626,815
5.25%, 08/15/27 (Call 08/16/23)(a)(b)	7,115	5,594,169
6.38%, 05/01/26 (Call 05/01/24)(b)	7,290	6,284,417
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27
(Call 08/31/23)(a)	10,795	10,144,433
Midcontinent Communications/Midcontinent Finance
Corp., 5.38%, 08/15/27 (Call 08/16/23)(a)(b)	3,366	3,187,097
Nexstar Media Inc., 5.63%, 07/15/27 (Call 08/11/23)(a)	16,470	15,504,446
Radiate Holdco LLC/Radiate Finance Inc., 4.50%,
09/15/26 (Call 09/15/23)(a)(b)	8,291	6,676,328
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 08/31/23)(a)(b)	4,066	3,384,945
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	9,223	8,314,073
4.00%, 07/15/28 (Call 07/15/24)(a)	4,534	3,946,167
5.00%, 08/01/27 (Call 08/31/23)(a)(b)	13,960	12,947,900
TEGNA Inc.
4.63%, 03/15/28 (Call 08/31/23)	9,650	8,660,875
4.75%, 03/15/26 (Call 03/15/24)(a)	5,100	4,878,150
Telenet Finance Luxembourg Notes Sarl, 5.50%,
03/01/28 (Call 12/01/23)(a)	8,600	7,894,800
Security	Par (000)	Value

Media (continued)
Townsquare Media Inc., 6.88%, 02/01/26
(Call 02/01/24)(a)(b)	$4,951	$4,771,526
Univision Communications Inc.
5.13%, 02/15/25 (Call 08/11/23)(a)(b)	13,710	13,466,091
6.63%, 06/01/27 (Call 08/11/23)(a)	13,919	13,545,832
8.00%, 08/15/28 (Call 08/15/25)(a)	1,050	1,057,875
UPC Holding BV, 5.50%, 01/15/28 (Call 08/11/23)(a)(b)	4,225	3,787,396
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)(b)	7,175	6,342,772
Videotron Ltd.
5.13%, 04/15/27 (Call 08/31/23)(a)(b)	5,726	5,532,395
5.38%, 06/15/24 (Call 03/15/24)(a)	5,490	5,449,054
Virgin Media Vendor Financing Notes IV DAC, 5.00%,
07/15/28 (Call 08/31/23)(a)	1,800	1,589,700
Ziggo Bond Co. BV, 6.00%, 01/15/27
(Call 08/31/23)(a)(b)	5,811	5,405,973
		386,256,300
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27
(Call 08/16/23)(a)(b)	3,319	3,183,917

Mining — 0.9%
Arconic Corp.
6.00%, 05/15/25 (Call 08/10/23)(a)	6,790	6,879,968
6.13%, 02/15/28 (Call 08/10/23)(a)(b)	7,850	8,063,653
Compass Minerals International Inc., 6.75%, 12/01/27
(Call 08/11/23)(a)(b)	4,657	4,552,598
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27
(Call 06/15/27)(a)(b)	5,403	5,050,724
Hecla Mining Co., 7.25%, 02/15/28 (Call 08/16/23)(b)	4,550	4,504,728
Kaiser Aluminum Corp., 4.63%, 03/01/28
(Call 08/31/23)(a)(b)	5,000	4,491,250
New Gold Inc., 7.50%, 07/15/27 (Call 08/31/23)(a)	3,687	3,525,585
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)(b)	7,094	6,452,164
Perenti Finance Pty Ltd., 6.50%, 10/07/25
(Call 09/01/23)(a)(b)	4,223	4,151,927
Taseko Mines Ltd., 7.00%, 02/15/26
(Call 02/15/24)(a)(b)	3,741	3,474,454
		51,147,051
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27
(Call 03/15/24)(a)(b)	3,646	2,764,164
Xerox Holdings Corp., 5.00%, 08/15/25
(Call 07/15/25)(a)(b)	6,965	6,690,753
		9,454,917
Oil & Gas — 7.1%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/24)(a)	7,389	7,352,055
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)(b)	5,690	5,571,174
Baytex Energy Corp., 8.75%, 04/01/27
(Call 08/31/23)(a)(b)	4,520	4,637,810
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 02/15/24)(a)	3,679	3,509,306
California Resources Corp., 7.13%, 02/01/26
(Call 02/01/24)(a)(b)	5,641	5,681,192
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25
(Call 08/31/23)(a)(b)	4,840	4,985,200

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Centennial Resource Production LLC, 6.88%, 04/01/27
(Call 08/31/23)(a)(b)	$3,370	$3,350,559
Chesapeake Energy Corp., 5.50%, 02/01/26
(Call 02/05/24)(a)(b)	4,776	4,696,909
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	12,725	12,717,047
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/24)(a)	6,227	6,084,090
7.00%, 06/15/25 (Call 06/15/24)(a)	10,525	10,410,541
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)	3,718	3,508,863
8.38%, 07/01/28 (Call 07/01/25)(a)	12,140	12,503,623
CNX Resources Corp., 7.25%, 03/14/27
(Call 08/31/23)(a)(b)	3,361	3,350,917
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 05/01/24)(a)(b)	6,530	6,441,573
9.25%, 02/15/28 (Call 02/15/25)(a)	5,235	5,325,042
CrownRock LP/CrownRock Finance Inc., 5.63%,
10/15/25 (Call 08/31/23)(a)(b)	10,817	10,684,492
CVR Energy Inc.
5.25%, 02/15/25 (Call 08/16/23)(a)(b)	5,478	5,340,594
5.75%, 02/15/28 (Call 08/16/23)(a)	3,850	3,521,306
Earthstone Energy Holdings LLC, 8.00%, 04/15/27
(Call 04/15/24)(a)(b)	5,096	5,076,890
Encino Acquisition Partners Holdings LLC, 8.50%,
05/01/28 (Call 05/01/24)(a)(b)	6,475	5,957,360
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 08/31/23)(a)(b)	9,400	9,165,000
Energian Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)	6,255	6,192,852
4.88%, 03/30/26 (Call 12/30/25)(a)	5,915	5,528,455
5.38%, 03/30/28 (Call 09/30/27)(a)	5,475	4,966,529
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 08/31/23)(a)	4,213	4,143,823
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	20	20,201
Gulfport Energy Operating Corp., 8.00%, 05/17/26(a)	4,983	5,033,139
Harbour Energy PLC, 5.50%, 10/15/26
(Call 10/15/23)(a)	4,576	4,245,384
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 07/15/24)(a)	5,856	5,581,641
Laredo Petroleum Inc., 9.50%, 01/15/25
(Call 08/31/23)(b)	4,263	4,241,685
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)	5,231	5,139,414
6.50%, 06/30/27 (Call 12/30/26)(a)	5,375	5,210,794
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(a)(b)	3,708	3,621,789
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/23)(b)	6,599	6,417,527
6.88%, 04/15/28(b)	4,595	4,570,861
MEG Energy Corp., 7.13%, 02/01/27
(Call 08/31/23)(a)(b)	5,180	5,258,330
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(b)	6,627	6,198,938
10.50%, 05/15/27 (Call 08/31/23)(a)(b)	4,637	4,534,728
Murphy Oil Corp.
5.88%, 12/01/27 (Call 08/16/23)(b)	5,455	5,392,272
6.38%, 07/15/28 (Call 07/15/24)	2,625	2,603,932
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	4,576	4,484,480
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	6,442	6,310,261
Security	Par (000)	Value

Oil & Gas (continued)
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/24)(a)(b)	$5,115	$4,931,925
7.50%, 01/15/28 (Call 08/31/23)(a)	3,560	3,276,424
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 08/31/23)(a)	7,810	7,789,629
Northern Oil and Gas Inc., 8.13%, 03/01/28
(Call 03/01/24)(a)	6,700	6,652,966
Oasis Petroleum Inc., 6.38%, 06/01/26
(Call 06/01/24)(a)(b)	3,801	3,781,045
Occidental Petroleum Corp., 5.55%, 03/15/26
(Call 12/15/25)(b)	1,095	1,090,171
Parkland Corp., 5.88%, 07/15/27 (Call 08/31/23)(a)	4,711	4,584,890
Patterson-UTI Energy Inc., 3.95%, 02/01/28
(Call 11/01/27)(b)	4,405	4,072,422
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 08/31/23)(b)	7,550	7,127,849
7.25%, 06/15/25 (Call 08/31/23)	6,240	6,237,602
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/24)(b)	6,975	7,018,594
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	5,675	4,431,948
Puma International Financing SA
5.00%, 01/24/26 (Call 08/11/23)(a)	6,967	6,365,549
5.13%, 10/06/24 (Call 08/11/23)(a)	5,703	5,671,593
Range Resources Corp., 4.88%, 05/15/25
(Call 02/15/25)(b)	6,237	6,120,867
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	2,750	2,687,266
6.63%, 01/15/27 (Call 08/31/23)(b)	3,880	3,821,962
6.75%, 09/15/26 (Call 09/15/23)(b)	3,936	3,867,081
Southwestern Energy Co., 5.70%, 01/23/25
(Call 10/23/24)	3,649	3,615,721
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/01/23)(a)(b)	4,610	4,064,867
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (Call 08/31/23)(b)	3,825	3,725,981
6.00%, 04/15/27 (Call 08/31/23)(b)	5,580	5,524,256
Talos Production Inc., 12.00%, 01/15/26
(Call 01/15/24)(b)	6,318	6,600,667
Tap Rock Resources LLC, 7.00%, 10/01/26
(Call 10/01/23)(a)(b)	4,569	4,731,936
Transocean Inc.
7.25%, 11/01/25 (Call 08/11/23)(a)(b)	3,458	3,406,130
7.50%, 01/15/26 (Call 01/15/24)(a)	5,218	5,126,685
8.00%, 02/01/27 (Call 08/11/23)(a)	5,728	5,531,612
11.50%, 01/30/27 (Call 08/11/23)(a)	6,320	6,640,740
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 08/31/23)(a)(b)	4,009	3,995,926
Transocean Titan Financing Ltd., 8.38%, 02/01/28
(Call 02/01/25)(a)	4,845	5,022,118
Viper Energy Partners LP, 5.38%, 11/01/27
(Call 08/31/23)(a)(b)	4,013	3,862,359
		390,947,359
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 08/31/23)(a)(b)	7,625	7,261,541
6.88%, 04/01/27 (Call 08/31/23)(a)(b)	4,661	4,572,790
Bristow Group Inc., 6.88%, 03/01/28
(Call 03/01/24)(a)(b)	3,725	3,541,761
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	4,621	3,881,640
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 08/31/23)(a)(b)	3,181	3,114,072

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	$5,929	$5,961,958
KCA Deutag UK Finance PLC, 9.88%, 12/01/25
(Call 08/11/23)(a)	4,756	4,734,836
Oceaneering International Inc., 4.65%, 11/15/24
(Call 08/15/24)	3,816	3,719,976
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	6,765	6,696,454
6.88%, 09/01/27 (Call 08/31/23)	6,976	6,748,582
		50,233,610
Packaging & Containers — 3.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27
(Call 06/15/24)(a)	5,660	5,580,166
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(a)(b)	11,169	10,464,236
5.25%, 04/30/25 (Call 09/01/23)(a)	6,864	6,725,273
5.25%, 08/15/27 (Call 09/01/23)(a)(b)	16,736	14,394,355
Ball Corp.
4.00%, 11/15/23	8,981	8,922,764
4.88%, 03/15/26 (Call 12/15/25)	6,979	6,826,189
5.25%, 07/01/25	9,247	9,164,279
6.88%, 03/15/28 (Call 11/15/24)(b)	7,200	7,372,800
Berry Global Inc., 5.63%, 07/15/27 (Call 08/31/23)(a)(b)	4,910	4,811,506
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28
(Call 09/01/23)(a)(b)	4,010	3,787,946
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	3,723	3,535,816
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/01/24)	9,015	8,722,689
Graphic Packaging International LLC, 3.50%,
03/15/28(a)(b)	4,175	3,750,455
LABL Inc.
6.75%, 07/15/26 (Call 07/15/24)(a)	6,602	6,483,989
10.50%, 07/15/27 (Call 08/11/23)(a)(b)	6,376	6,080,882
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)	25,410	25,284,538
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	12,463	11,559,432
Owens-Brockway Glass Container Inc., 6.63%,
05/13/27 (Call 08/31/23)(a)(b)	5,969	5,950,645
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27
(Call 10/15/23)(a)(b)	9,225	8,335,941
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	3,839	3,542,885
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	3,928	3,885,897
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	3,661	3,616,283
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28
(Call 02/01/25)(a)(b)	7,477	7,462,046
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 08/16/23)	5,325	4,857,345
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(a)	9,630	9,146,767
8.50%, 08/15/27 (Call 08/11/23)(a)(b)	6,491	6,232,269
		196,497,393
Pharmaceuticals — 2.8%
Bausch Health Americas Inc., 9.25%, 04/01/26
(Call 04/01/24)(a)(b)	6,880	5,903,286
Security	Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 08/31/23)(a)	$15,650	$14,085,000
5.75%, 08/15/27 (Call 08/16/23)(a)	4,565	2,922,970
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	9,325	6,138,526
9.00%, 12/15/25 (Call 12/15/23)(a)(b)	8,855	8,173,165
11.00%, 09/30/28(a)	290	214,300
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28
(Call 01/15/24)(a)(b)	4,784	4,363,303
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/23)(a)	5,573	5,307,289
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/21/23)(a)(b)	5,850	5,908,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 10.00%, 04/15/25 (Call 04/15/24)(a)(b)	4,511	3,615,848
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(a)(b)	18,507	16,605,313
P&L Development LLC/PLD Finance Corp., 7.75%,
11/15/25 (Call 08/31/23)(a)(b)	4,211	3,631,987
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	6,355	6,157,995
4.38%, 03/15/26 (Call 12/15/25)(b)	6,726	6,356,070
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 07/15/24)(a)(b)	4,669	4,317,074
Prestige Brands Inc., 5.13%, 01/15/28
(Call 08/31/23)(a)(b)	3,735	3,581,274
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	30,947	27,986,919
4.75%, 05/09/27 (Call 02/09/27)(b)	9,526	8,927,481
6.00%, 04/15/24 (Call 01/15/24)	8,702	8,667,192
6.75%, 03/01/28 (Call 12/01/27)(b)	11,375	11,264,094
7.13%, 01/31/25 (Call 10/31/24)	2,600	2,619,026
		156,746,612
Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27 (Call 08/16/23)(a)(b)	6,057	5,867,325
5.75%, 01/15/28 (Call 08/16/23)(a)(b)	6,115	5,885,374
7.88%, 05/15/26 (Call 05/15/24)(a)	5,332	5,442,995
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (Call 08/31/23)(a)(b)	5,578	5,604,651
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	5,456	4,998,636
4.13%, 03/01/25 (Call 02/01/25)(a)	4,688	4,512,200
4.13%, 12/01/27 (Call 09/01/27)(b)	3,782	3,436,750
4.50%, 03/01/28 (Call 12/01/27)(a)	4,650	4,204,995
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 08/16/23)(a)	5,730	5,457,825
5.75%, 04/01/25 (Call 08/31/23)(b)	4,470	4,429,168
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	3,675	3,408,358
EnLink Midstream LLC, 5.63%, 01/15/28
(Call 07/15/27)(a)(b)	4,500	4,393,095
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	4,190	4,032,875
4.85%, 07/15/26 (Call 04/15/26)(b)	4,436	4,309,970
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)(b)	4,921	4,616,359
5.50%, 07/15/28 (Call 04/15/28)	350	337,019
6.00%, 07/01/25 (Call 04/01/25)(a)	3,950	3,923,634

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.50%, 07/01/27 (Call 01/01/27)(a)	$8,206	$8,164,970
7.50%, 06/01/27 (Call 06/01/24)(a)	4,561	4,628,668
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27
(Call 06/01/25)(a)(b)	5,401	5,420,106
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 08/31/23)	5,005	4,952,598
7.75%, 02/01/28 (Call 08/31/23)	6,350	6,167,437
8.00%, 01/15/27 (Call 01/15/24)	9,244	9,098,737
Global Partners LP/GLP Finance Corp., 7.00%,
08/01/27 (Call 08/16/23)(b)	3,701	3,617,259
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 08/31/23)(a)(b)	1,125	1,066,858
5.63%, 02/15/26 (Call 02/15/24)(a)	7,186	7,078,210
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 08/16/23)(a)(b)	4,725	4,438,171
6.38%, 04/15/27 (Call 04/15/24)(a)(b)	3,780	3,761,856
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (Call 01/15/24)(a)	3,662	3,550,538
8.88%, 07/15/28 (Call 07/15/25)(a)	4,975	5,085,694
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28
(Call 08/15/25)(a)(b)	3,800	3,752,500
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)(b)	14,019	12,862,432
6.75%, 09/15/25 (Call 08/21/23)(a)	11,360	10,817,333
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	18,976	18,741,646
NGL Energy Partners LP/NGL Energy Finance Corp.,
6.13%, 03/01/25 (Call 08/31/23)	2,339	2,286,344
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/23)(a)	4,963	4,736,563
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	4,940	4,803,100
5.75%, 10/01/25 (Call 07/01/25)	5,960	5,875,914
6.00%, 06/01/26 (Call 03/01/26)(b)	4,529	4,467,075
Rockies Express Pipeline LLC, 3.60%, 05/15/25
(Call 04/15/25)(a)	3,867	3,672,335
Southeast Supply Header LLC, 4.25%, 06/15/24
(Call 03/15/24)(a)	3,455	3,263,766
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26 (Call 10/15/23)(a)(d)	7,350	7,249,550
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 08/31/23)(a)	7,185	6,619,181
6.00%, 03/01/27 (Call 08/31/23)(a)(b)	4,046	3,849,600
7.50%, 10/01/25 (Call 08/31/23)(a)(b)	5,455	5,471,365
Venture Global LNG Inc., 8.13%, 06/01/28
(Call 06/01/25)(a)	20,780	21,108,843
		261,469,878
Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%,
05/15/28 (Call 08/31/23)(a)(b)	6,275	5,768,294
Five Point Operating Co. LP/Five Point Capital Corp.,
7.88%, 11/15/25 (Call 08/31/23)(a)	5,793	5,508,151
Greystar Real Estate Partners LLC, 5.75%, 12/01/25
(Call 08/31/23)(a)	5,630	5,518,807
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	5,208	5,184,347
		21,979,599
Security	Par (000)	Value

Real Estate Investment Trusts — 4.0%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(a)(b)	$3,590	$3,078,425
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	6,903	5,983,175
5.75%, 05/15/26 (Call 05/15/24)(a)(b)	9,190	8,650,087
CTR Partnership LP/CareTrust Capital Corp., 3.88%,
06/30/28 (Call 03/30/28)(a)(b)	3,625	3,224,873
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)(b)	4,600	3,369,500
9.75%, 06/15/25 (Call 08/16/23)	5,023	4,963,352
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	4,570	3,644,575
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	9,397	8,482,672
6.00%, 04/15/25 (Call 08/31/23)(a)(b)	3,746	3,692,254
Iron Mountain Inc.
4.88%, 09/15/27 (Call 08/11/23)(a)(b)	9,560	8,969,235
5.00%, 07/15/28 (Call 08/11/23)(a)	4,525	4,192,655
5.25%, 03/15/28 (Call 08/11/23)(a)	7,500	7,043,925
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 08/31/23)(a)	6,105	5,488,639
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 08/31/23)(b)	12,719	11,145,024
5.25%, 08/01/26 (Call 08/01/23)(b)	4,985	4,604,241
New Residential Investment Corp., 6.25%, 10/15/25
(Call 08/31/23)(a)(b)	5,001	4,749,075
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)(b)	3,215	2,181,378
4.25%, 05/15/24 (Call 02/15/24)	3,331	3,146,432
4.50%, 02/01/25 (Call 11/01/24)	6,181	5,441,072
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 08/31/23)(a)	5,976	6,010,450
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27 (Call 08/31/23)(b)	6,555	6,167,337
7.25%, 07/15/28(b)	3,145	3,203,838
RLJ Lodging Trust LP, 3.75%, 07/01/26
(Call 07/01/24)(a)(b)	4,914	4,536,028
SBA Communications Corp., 3.88%, 02/15/27
(Call 08/11/23)(b)	14,075	12,970,816
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	3,630	2,833,142
4.35%, 10/01/24 (Call 09/01/24)	7,968	7,653,758
4.50%, 03/15/25 (Call 09/15/24)	3,409	3,212,983
4.65%, 03/15/24 (Call 09/15/23)(b)	3,155	3,111,016
4.75%, 10/01/26 (Call 08/01/26)	4,195	3,671,800
4.95%, 02/15/27 (Call 08/15/26)	3,616	3,106,399
5.25%, 02/15/26 (Call 08/15/25)(b)	3,629	3,303,116
5.50%, 12/15/27 (Call 09/15/27)	4,101	3,585,012
7.50%, 09/15/25 (Call 06/15/25)	7,672	7,597,473
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	3,720	3,296,100
3.75%, 12/31/24 (Call 09/30/24)(a)	3,584	3,433,728
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	4,636	4,114,450
4.75%, 03/15/25 (Call 09/15/24)(b)	4,601	4,458,251
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	5,425	4,509,531
10.50%, 02/15/28 (Call 09/15/25)(a)	23,730	23,589,993

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
XHR LP, 6.38%, 08/15/25 (Call 08/11/23)(a)	$4,600	$4,533,708
		220,949,518
Retail — 3.5%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 08/31/23)(a)(b)	14,625	13,381,875
4.38%, 01/15/28 (Call 08/31/23)(a)	6,990	6,458,131
5.75%, 04/15/25 (Call 08/31/23)(a)	3,976	3,955,535
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)	3,840	3,733,664
Asbury Automotive Group Inc., 4.50%, 03/01/28
(Call 08/11/23)	4,031	3,701,226
Bath & Body Works Inc., 5.25%, 02/01/28(b)	4,925	4,704,143
Brinker International Inc., 5.00%, 10/01/24
(Call 07/01/24)(a)(b)	2,980	2,928,208
Carvana Co., 5.63%, 10/01/25 (Call 10/01/23)(a)	4,600	4,143,162
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 05/01/24)(a)(b)	6,076	5,848,606
Dave & Buster’s Inc., 7.63%, 11/01/25
(Call 08/31/23)(a)	4,263	4,315,814
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/11/23)(a)	6,329	6,226,597
8.50%, 10/30/25 (Call 08/31/23)(a)(b)	5,480	5,426,351
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28
(Call 02/15/25)(a)(b)	4,800	5,004,000
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%,
04/01/26 (Call 04/01/24)(a)	6,156	5,805,301
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/24)(a)(b)	5,149	4,737,080
IRB Holding Corp., 7.00%, 06/15/25
(Call 08/31/23)(a)(b)	7,030	7,065,150
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 08/31/23)(a)	6,900	6,669,780
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)(b)	3,285	3,096,611
Lithia Motors Inc., 4.63%, 12/15/27 (Call 08/31/23)(a)(b)	4,050	3,766,176
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 02/15/24)(a)	7,801	7,314,413
Michaels Companies Inc. (The), 5.25%, 05/01/28
(Call 11/01/23)(a)(b)	7,775	6,608,750
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/24)(a)	10,036	9,371,742
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	3,261	2,929,316
Penske Automotive Group Inc., 3.50%, 09/01/25
(Call 08/11/23)(b)	5,019	4,788,435
PetSmart Inc./PetSmart Finance Corp., 4.75%,
02/15/28 (Call 02/15/24)(a)(b)	9,450	8,664,865
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)(b)	5,207	4,432,719
4.75%, 02/15/27 (Call 11/15/26)(b)	4,900	3,171,770
4.85%, 04/01/24(b)	5,808	5,530,556
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 08/31/23)	6,334	6,294,412
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 08/31/23)(a)	3,151	3,103,735
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/23)(a)	6,717	6,414,735
SRS Distribution Inc., 4.63%, 07/01/28
(Call 07/01/24)(a)	5,800	5,278,435
Staples Inc., 7.50%, 04/15/26 (Call 04/15/24)(a)	18,310	15,160,680
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 08/31/23)(b)	3,311	3,276,944
		193,308,917
Security	Par (000)	Value

Semiconductors — 0.2%
Amkor Technology Inc., 6.63%, 09/15/27
(Call 08/31/23)(a)(b)	$4,715	$4,721,188
ams-OSRAM AG, 7.00%, 07/31/25 (Call 08/31/23)(a)(b)	4,281	3,773,702
Entegris Inc., 4.38%, 04/15/28 (Call 08/11/23)(a)(b)	3,925	3,586,469
		12,081,359
Software — 1.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(a)	3,800	3,743,570
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)(b)	4,235	4,086,775
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 08/31/23)(a)(b)	5,470	5,512,058
9.13%, 03/01/26 (Call 09/01/23)(a)	3,179	3,191,021
Camelot Finance SA, 4.50%, 11/01/26
(Call 11/01/23)(a)	6,751	6,367,859
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/24)	15	10,530
Clarivate Science Holdings Corp., 3.88%, 07/01/28
(Call 06/30/24)(a)	6,725	5,985,250
CWT Travel Group Inc., 8.50%, 11/19/26
(Call 11/19/23)(a)	3,885	2,149,166
Fair Isaac Corp.
4.00%, 06/15/28 (Call 08/16/23)(a)(b)	4,279	3,926,025
5.25%, 05/15/26 (Call 02/15/26)(a)	3,833	3,763,396
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	1,050	911,925
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	4,675	4,201,626
Open Text Corp., 3.88%, 02/15/28 (Call 08/31/23)(a)	8,230	7,322,725
PTC Inc.
3.63%, 02/15/25 (Call 08/31/23)(a)	4,497	4,345,316
4.00%, 02/15/28 (Call 08/31/23)(a)	4,500	4,151,344
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 08/31/23)(a)	18,131	17,519,079
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25
(Call 08/31/23)(a)(b)	16,019	13,135,580
West Technology Group LLC, 8.50%, 04/10/27
(Call 08/31/23)(a)(b)	4,084	3,446,896
		93,770,141
Telecommunications — 3.7%
Altice France SA, 8.13%, 02/01/27 (Call 08/11/23)(a)	16,444	13,482,436
Altice France SA/France, 5.50%, 01/15/28
(Call 08/31/23)(a)	10,300	7,575,650
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 09/15/23)(a)(b)	11,195	9,976,984
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/24)(a)(b)	14,260	13,081,696
7.13%, 07/01/28 (Call 08/31/23)(a)	2,314	1,556,743
8.25%, 03/01/27 (Call 08/31/23)(a)(b)	8,760	6,644,665
CommScope Technologies LLC
5.00%, 03/15/27 (Call 08/11/23)(a)	6,750	4,511,531
6.00%, 06/15/25 (Call 08/11/23)(a)(b)	12,357	11,229,424
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%,
10/01/26 (Call 10/01/23)(a)	19,286	18,464,416
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	14,350	12,161,625
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	10,775	9,866,044
Hughes Satellite Systems Corp.
5.25%, 08/01/26	7,045	6,575,803
6.63%, 08/01/26(b)	6,946	6,271,335
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	11,141	10,648,011
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	7,160	6,317,626

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.25%, 07/01/28 (Call 08/31/23)(a)	$5,484	$3,883,129
4.63%, 09/15/27 (Call 08/31/23)(a)	7,900	6,002,464
10.50%, 05/15/30 (Call 05/15/26)(a)(b)	3,689	3,821,878
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 08/31/23)(a)	11,752	7,726,940
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	3,225	1,677,000
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	14,280	13,986,689
ViaSat Inc.
5.63%, 09/15/25 (Call 08/11/23)(a)	6,511	6,104,062
5.63%, 04/15/27 (Call 08/11/23)(a)	5,696	5,131,356
6.50%, 07/15/28 (Call 08/31/23)(a)	1,883	1,449,910
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 08/31/23)(a)(b)	14,058	10,051,470
6.13%, 03/01/28 (Call 03/01/24)(a)(b)	9,050	5,565,750
		203,764,637
Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 08/16/23)(a)(b)	6,525	5,817,777
Watco Cos. LLC/Watco Finance Corp., 6.50%,
06/15/27 (Call 08/31/23)(a)(b)	5,595	5,343,225
XPO Escrow Sub LLC, 7.50%, 11/15/27
(Call 11/15/24)(a)(b)	3,388	3,496,700
		14,657,702
Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	9,400	8,670,372
6.50%, 10/01/25 (Call 08/31/23)(a)	6,106	6,043,976
9.75%, 08/01/27 (Call 08/11/23)(a)	3,886	4,044,704
NAC Aviation 29 DAC, 4.75%, 06/30/26
(Call 06/01/24)(b)	7,723	6,873,878
		25,632,930
Water — 0.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 04/01/24)(a)	3,598	3,521,234

Total Corporate Bonds & Notes — 98.5%
(Cost: $5,614,795,712)		5,439,127,041
Security	Shares (000)	Value

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(e)	26	$—

Total Common Stocks — 0.0%
(Cost $2,673,769)		—

Total Long-Term Investments — 98.5%
(Cost: $5,617,469,481)		5,439,127,041

Short-Term Securities

Money Market Funds — 17.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	947,754	948,038,129
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(f)(g)	12,610	12,610,000

Total Short-Term Securities — 17.4%
(Cost: $960,224,573)		960,648,129

Total Investments — 115.9%
(Cost: $6,577,694,054)		6,399,775,170

Liabilities in Excess of Other Assets — (15.9)%		(877,007,782)

Net Assets — 100.0%		$5,522,767,388

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Issuer filed for bankruptcy and/or is in default.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,015,499,020	$—	$(68,161,498	)(a)	$206,650	$493,957	$948,038,129	947,754	$6,347,542	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	57,659,000	—	(45,049,000	)(a)	—	—	12,610,000	12,610	1,264,968		46
					$206,650	$493,957	$960,648,129		$7,612,510		$46

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,439,127,041	$—	$5,439,127,041
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	960,648,129	—	—	960,648,129
	$960,648,129	$5,439,127,041	$—	$6,399,775,170

Portfolio Abbreviation

REIT	Real Estate Investment Trust